                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                              FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 2010

If amended report check here: [_] Amendment Number: __________

This Amendment:  [_] is a restatement.
                 [_] adds new holdings entries.

Institutional Investment Manager Filing the Report:

THOMAS S. KENAN, III

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100 Europa Drive, Suite 525           Chapel Hill      North Carolina                27515
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Business Address            (Street)  (City)                  (State)                (Zip)

Form 13F File Number: 28- 1818

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

  THOMAS S. KENAN, III       919-967-0618                  TRUSTEE
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          Name                 Phone No.                    Title

Signature, Place and Date of Signing:

/s/ Thomas S. Kenan, III    Chapel Hill, NC               07/08/10
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Report Type:

[_] 13F HOLDINGS REPORT

[X] 13F NOTICE

[_] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

    Form 13F File Number  Name
    --------------------  ----
          28-694          J P Morgan Chase & Co.
          28-685          The Duke Endowment